Tax assets and liabilities (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Gains losses arising from exchange rate fluctuations on the banks investments	R$ (3,281,452)	R$ (2,643,931)	R$ 3,862,128
Income generated from the use of derivative contracts as foreign exchange hedge	3,444,617	2,773,337	(6,374,108)
Tax effect of derivative contracts used as hedge - PIS / COFINS	(163,165)	(129,406)	275,052
Tax effect of derivative contracts used as hedge - Income/Social Contribution Taxes			R$ 2,236,928